                               [NATIONWIDE LOGO]

                                  NATIONWIDE(R)
                                    VARIABLE
                                    ACCOUNT-3

                                  ANNUAL REPORT
                                       TO
                                 CONTRACT OWNERS
                                DECEMBER 31, 1998


                        NATIONWIDE LIFE INSURANCE COMPANY
                           HOME OFFICE: COLUMBUS, OHIO
APO - 1545 - Z (12/98)

                               [NATIONWIDE LOGO]

                        NATIONWIDE LIFE INSURANCE COMPANY
                ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215 - 2220


                          [PHOTO OF JOSEPH J. GASPER]


                               PRESIDENT'S MESSAGE

We at Nationwide Life Insurance Company are pleased to bring you the 1998 annual report of the Nationwide Variable Account-3.

Equity markets again defied the odds in 1998 to tally a fourth straight year of double-digit gains, as measured by the major indices. This surprise came following the breathtaking correction during the third quarter that gave us a broad double-digit retreat. Fixed income investments also provided respectable returns in 1998, supported by the continued low inflationary environment and favorable Federal Reserve actions.

The performance of the American economy continues strong into 1999. However, we believe the persisting slump in Asia and recent difficulties in Latin America will inevitably take their toll and dampen growth in the United States. This moderation, we think, will be healthy for our economy and get us back to a more sustainable growth level. We look for interest rates to continue within the range of the recent past, and we expect inflation to remain subdued. Moreover, we remain optimistic about long-term prospects for U.S. business activity; holders of financial assets should continue to profit from the anticipated favorable investment climate.

We are pleased you have chosen our Company to provide the investment products and services to help you meet your retirement savings and financial planning goals.


                              /s/ Joseph J. Gasper

                           Joseph J. Gasper, President
                                February 16, 1999

                          NATIONWIDE VARIABLE ACCOUNT-3

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 1998


ASSETS:

   Investments at market value:

      Van Kampen American Capital LIT - Asset Allocation Fund
         2,365,967 shares (cost $27,200,098) .....................          $31,656,640

      Van Kampen American Capital LIT - Domestic Income Fund
         762,233 shares (cost $6,359,603) ........................            6,707,650

      Van Kampen American Capital LIT - Emerging Growth Fund
         181,951 shares (cost $2,775,990) ........................            4,115,742

      Van Kampen American Capital LIT - Enterprise Fund
         1,843,873 shares (cost $30,898,378) .....................           41,284,309

      Van Kampen American Capital LIT - Global Equity Fund
         65,300 shares (cost $787,422) ...........................              862,608

      Van Kampen American Capital LIT - Government Fund
         436,209 shares (cost $3,876,586) ........................            4,183,244

      Van Kampen American Capital LIT - Money Market Fund
         6,020,591 shares (cost $6,020,591) ......................            6,020,591

      Van Kampen American Capital LIT - Morgan Stanley Real
         Estate Securities Portfolio 28,947 shares (cost $448,832)              398,316
                                                                            -----------
            Total assets .........................................           95,229,100

ACCOUNTS PAYABLE .................................................                  977
                                                                            -----------
CONTRACT OWNERS' EQUITY ..........................................          $95,228,123
                                                                            ===========

                                                                                                                ANNUAL
Contract owners' equity represented by:                      UNITS         UNIT VALUE                           RETURN*
                                                             -----         ----------                           -------
   Contracts in accumulation phase:

      Van Kampen American Capital LIT  -
      Asset Allocation Fund:
         Tax qualified ................................      332,781       $ 32.817146        $ 10,920,923            14%
         Non-tax qualified ............................      630,892         32.817146          20,704,075            14%

      Van Kampen American Capital LIT  -
      Domestic Income Fund:
         Tax qualified ................................       83,850         19.461620           1,631,857             6%
         Non-tax qualified ............................      260,019         19.461620           5,060,391             6%

      Van Kampen American Capital LIT  -
      Emerging Growth Fund:
         Tax qualified ................................       60,795         21.616956           1,314,203            36%
         Non-tax qualified ............................      129,602         21.616956           2,801,601            36%

      Van Kampen American Capital LIT  -
      Enterprise Fund:
         Tax qualified ................................      258,320         50.513291          13,048,593            23%
         Non-tax qualified ............................      558,179         50.513291          28,195,458            23%

      Van Kampen American Capital LIT  -
      Global Equity Fund:
         Tax qualified ................................       19,983         16.196384             323,652            20%
         Non-tax qualified ............................       33,277         16.196384             538,967            20%

      Van Kampen American Capital LIT  -
      Government Fund:
         Tax qualified ................................       49,618         17.329001             859,830             7%
         Non-tax qualified ............................      189,945         17.329001           3,291,557             7%

      Van Kampen American Capital LIT  -
      Money Market Fund:
         Tax qualified ................................       89,001         15.274640           1,359,458             4%
         Non-tax qualified ............................      303,632         15.274640           4,637,869             4%

      Van Kampen American Capital LIT - Morgan
      Stanley Real Estate Securities Portfolio:
         Tax qualified ................................        8,813         15.615675             137,621           (13)%
         Non-tax qualified ............................       16,694         15.615675             260,688           (13)%
                                                             =======         =========

   Reserves for annuity contracts in payout phase:
         Tax qualified ................................                                              1,930
         Non-tax qualified ............................                                            139,450
                                                                                              ------------
                                                                                              $ 95,228,123
                                                                                              ============


* The annual return does not include contract charges satisfied by surrendering units.

See accompanying notes to financial statements.

                         NATIONWIDE VARIABLE ACCOUNT-3

         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                     YEARS ENDED DECEMBER 31, 1998 AND 1997

          (UNDERLYING MUTUAL FUNDS OF VAN KAMPEN AMERICAN CAPITAL LIT)


                                                                       Total                 Asset Allocation Fund
                                                                 1998           1997          1998           1997
Investment activity:
Reinvested dividends .....................................   $   462,441      2,882,784        36,927      1,323,309
Mortality, expense and administration
  charges (note 2) .......................................    (1,266,400)    (1,297,462)     (429,630)      (447,791)
                                                             -----------    -----------    ----------    -----------
  Net investment activity ................................      (803,959)     1,585,322      (392,703)       875,518
                                                             -----------    -----------    ----------    -----------

Proceeds from mutual fund shares sold ....................    39,771,201     42,955,530     9,985,119     10,382,595
Cost of mutual fund shares sold ..........................   (34,580,486)   (40,204,323)   (9,405,948)   (10,464,852)
                                                             -----------    -----------    ----------    -----------
  Realized gain (loss) on investments ....................     5,190,715      2,751,207       579,171        (82,257)
Change in unrealized gain (loss) on investments ..........     8,994,987      4,412,174     3,129,573      1,899,930
                                                             -----------    -----------    ----------    -----------
  Net gain (loss) on investments .........................    14,185,702      7,163,381     3,708,744      1,817,673
                                                             -----------    -----------    ----------    -----------
Reinvested capital gains .................................     1,466,481      9,294,629       998,161      3,495,122
                                                             -----------    -----------    ----------    -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...................    14,848,224     18,043,332     4,314,202      6,188,313
                                                             -----------    -----------    ----------    -----------
Equity transactions:
Purchase payments received from
  contract owners ........................................     1,969,286      2,333,844       524,822        523,984
Transfers between funds ..................................            -              -       (809,904)    (2,491,298)
Redemptions ..............................................   (20,875,429)   (20,007,928)   (6,663,073)    (6,275,268)
Annuity benefits .........................................       (22,456)       (17,547)       (7,968)        (5,559)
Annual contract maintenance charge (note 2) ..............       (77,816)       (88,218)      (29,820)       (34,597)
Contingent deferred sales charges (note 2) ...............       (76,867)       (92,750)      (14,549)       (28,394)
Adjustments to maintain reserves .........................          (817)         3,551          (558)           525
                                                             -----------    -----------    ----------    -----------
    Net equity transactions ..............................   (19,084,099)   (17,869,048)   (7,001,050)    (8,310,607)
                                                             -----------    -----------    ----------    -----------

Net change in contract owners' equity ....................    (4,235,875)       174,284    (2,686,848)    (2,122,294)
Contract owners' equity beginning of period ..............    99,463,998     99,289,714    34,342,903     36,465,197
                                                             -----------    -----------    ----------    -----------
Contract owners' equity end of period ....................   $95,228,123     99,463,998    31,656,055     34,342,903
                                                             ===========    ===========    ==========    ===========



                                                                  Domestic Income Fund       Emerging Growth Fund
                                                                   1998           1997         1998          1997
Investment activity:
Reinvested dividends .....................................         20,180        660,199        1,446            -
Mortality, expense and administration
  charges (note 2) .......................................        (96,249)      (115,033)     (48,924)      (41,179)
                                                               ----------     ----------    ---------    ----------
  Net investment activity ................................        (76,069)       545,166      (47,478)      (41,179)
                                                               ----------     ----------    ---------    ----------

Proceeds from mutual fund shares sold ....................      3,746,179      5,623,192    1,245,627     1,698,623
Cost of mutual fund shares sold ..........................     (3,581,711)    (5,435,881)    (934,382)   (1,524,002)
                                                               ----------     ----------    ---------    ----------
  Realized gain (loss) on investments ....................        164,468        187,311      311,245       174,621
Change in unrealized gain (loss) on investments ..........        292,822         90,778      831,306       390,722
                                                               ----------     ----------    ---------    ----------
  Net gain (loss) on investments .........................        457,290        278,089    1,142,551       565,343
                                                               ----------     ----------    ---------    ----------
Reinvested capital gains .................................             -              -            -             -
                                                               ----------     ----------    ---------    ----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...................        381,221        823,255    1,095,073       524,164
                                                               ----------     ----------    ---------    ----------
Equity transactions:
Purchase payments received from
  contract owners ........................................        225,507        610,662      217,054       249,000
Transfers between funds ..................................       (729,708)    (1,206,000)     246,295      (598,377)
Redemptions ..............................................     (1,527,773)    (2,740,231)    (881,368)     (252,006)
Annuity benefits .........................................         (2,586)        (2,452)          -             -
Annual contract maintenance charge (note 2) ..............         (5,953)        (8,049)      (3,551)       (2,828)
Contingent deferred sales charges (note 2) ...............         (6,386)       (14,395)      (6,441)       (1,043)
Adjustments to maintain reserves .........................             17            265      (13,062)           12
                                                               ----------     ----------    ---------    ----------
    Net equity transactions ..............................     (2,046,882)    (3,360,200)    (441,073)     (605,242)
                                                               ----------     ----------    ---------    ----------

Net change in contract owners' equity ....................     (1,665,661)    (2,536,945)     654,000       (81,078)
Contract owners' equity beginning of period ..............      8,373,324     10,910,269    3,461,804     3,542,882
                                                               ----------     ----------    ---------    ----------
Contract owners' equity end of period ....................      6,707,663      8,373,324    4,115,804     3,461,804
                                                               ==========     ==========    =========    ==========

                         NATIONWIDE VARIABLE ACCOUNT-3

        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                     YEARS ENDED DECEMBER 31, 1998 AND 1997
          (UNDERLYING MUTUAL FUNDS OF VAN KAMPEN AMERICAN CAPITAL LIT)


                                                                      Enterprise Fund             Global Equity Fund
                                                                   1998             1997          1998          1997
Investment activity:
Reinvested dividends .......................................   $    37,274         189,025        10,562         5,587
Mortality, expense and administration
  charges (note 2) .........................................      (532,088)       (513,606)      (11,146)       (9,313)
                                                               -----------      ----------      --------      --------
  Net investment activity ..................................      (494,814)       (324,581)         (584)       (3,726)
                                                               -----------      ----------      --------      --------

Proceeds from mutual fund shares sold ......................    11,539,797      11,862,498       400,134       515,818
Cost of mutual fund shares sold ............................    (7,516,554)     (9,510,386)     (402,388)     (435,109)
                                                               -----------      ----------      --------      --------
  Realized gain (loss) on investments ......................     4,023,243       2,352,112        (2,254)       80,709
Change in unrealized gain (loss) on investments ............     4,474,361       2,008,216       155,933       (92,300)
                                                               -----------      ----------      --------      --------
  Net gain (loss) on investments ...........................     8,497,604       4,360,328       153,679       (11,591)
                                                               -----------      ----------      --------      --------
Reinvested capital gains ...................................       457,154       5,615,976            -        123,625
                                                               -----------      ----------      --------      --------
    Net increase (decrease) in contract owners'
      equity resulting from operations .....................     8,459,944       9,651,723       153,095       108,308
                                                               -----------      ----------      --------      --------
Equity transactions:
Purchase payments received from
  contract owners ..........................................       629,483         654,999        30,769        81,259
Transfers between funds ....................................      (128,135)        614,166       266,300       244,625
Redemptions ................................................    (7,873,368)     (7,063,843)     (291,981)     (125,840)
Annuity benefits ...........................................        (3,745)         (1,685)           -             -
Annual contract maintenance charge (note 2) ................       (29,054)        (32,010)       (1,035)         (747)
Contingent deferred sales charges (note 2) .................       (24,380)        (31,955)       (1,051)         (750)
Adjustments to maintain reserves ...........................       (39,639)          2,287            13             5
                                                               -----------      ----------      --------      --------
    Net equity transactions ................................    (7,468,838)     (5,858,041)        3,015       198,552
                                                               -----------      ----------      --------      --------

Net change in contract owners' equity ......................       991,106       3,793,682       156,110       306,860
Contract owners' equity beginning of period ................    40,292,749      36,499,067       706,509       399,649
                                                               -----------      ----------      --------      --------
Contract owners' equity end of period ......................   $41,283,855      40,292,749       862,619       706,509
                                                               ===========      ==========      ========      ========


                                                                     Government Fund                   Money Market Fund
                                                                   1998            1997              1998             1997
Investment activity:
Reinvested dividends .......................................       47,499          327,154          307,418         359,396
Mortality, expense and administration
  charges (note 2) .........................................      (58,697)         (68,546)         (81,908)        (94,990)
                                                               ----------       ----------      -----------      ----------
  Net investment activity ..................................      (11,198)         258,608          225,510         264,406
                                                               ----------       ----------      -----------      ----------

Proceeds from mutual fund shares sold ......................    1,798,576        2,763,818       10,714,673       9,957,418
Cost of mutual fund shares sold ............................   (1,667,686)      (2,748,960)     (10,714,673)     (9,957,418)
                                                               ----------       ----------      -----------      ----------
  Realized gain (loss) on investments ......................      130,890           14,858               -               -
Change in unrealized gain (loss) on investments ............      187,878          104,873               -               -
                                                               ----------       ----------      -----------      ----------
  Net gain (loss) on investments ...........................      318,768          119,731               -               -
                                                               ----------       ----------      -----------      ----------
Reinvested capital gains ...................................           -                -                -               -
                                                               ----------       ----------      -----------      ----------
    Net increase (decrease) in contract owners'
      equity resulting from operations .....................      307,570          378,339          225,510         264,406
                                                               ----------       ----------      -----------      ----------
Equity transactions:
Purchase payments received from
  contract owners ..........................................       58,124           47,775          252,638          90,587
Transfers between funds ....................................       28,249         (624,152)       1,199,627       3,600,877
Redemptions ................................................     (915,228)      (1,327,694)      (2,556,917)     (2,137,248)
Annuity benefits ...........................................       (5,087)          (4,790)          (3,070)         (3,061)
Annual contract maintenance charge (note 2) ................       (3,571)          (4,561)          (4,321)         (5,021)
Contingent deferred sales charges (note 2) .................       (4,251)          (7,902)         (19,446)         (8,068)
Adjustments to maintain reserves ...........................           41              257           52,370             212
                                                               ----------       ----------      -----------      ----------
    Net equity transactions ................................     (841,723)      (1,921,067)      (1,079,119)      1,538,278
                                                               ----------       ----------      -----------      ----------

Net change in contract owners' equity ......................     (534,153)      (1,542,728)        (853,609)      1,802,684
Contract owners' equity beginning of period ................    4,717,386        6,260,114        6,874,194       5,071,510
                                                               ----------       ----------      -----------      ----------
Contract owners' equity end of period ......................    4,183,233        4,717,386        6,020,585       6,874,194
                                                               ==========       ==========      ===========      ==========

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-3

        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                     YEARS ENDED DECEMBER 31, 1998 AND 1997

          (UNDERLYING MUTUAL FUNDS OF VAN KAMPEN AMERICAN CAPITAL LIT)


                                                                   MORGAN STANLEY REAL ESTATE
                                                                     SECURITIES PORTFOLIO
                                                                      1998             1997
Investment activity:
Reinvested dividends ..........................................    $  1,135           18,114
Mortality, expense and administration
  charges (note 2) ............................................      (7,758)          (7,004)
                                                                   --------         --------
  Net investment activity .....................................      (6,623)          11,110
                                                                   --------         --------

Proceeds from mutual fund shares sold .........................     341,096          151,568
Cost of mutual fund shares sold ...............................    (357,144)        (127,715)
                                                                   --------         --------
  Realized gain (loss) on investments .........................     (16,048)          23,853
Change in unrealized gain (loss) on investments ...............     (76,886)           9,955
                                                                   --------         --------
  Net gain (loss) on investments ..............................     (92,934)          33,808
                                                                   --------         --------
Reinvested capital gains ......................................      11,166           59,906
                                                                   --------         --------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........................     (88,391)         104,824
                                                                   --------         --------
Equity transactions:
Purchase payments received from
  contract owners .............................................      30,889           75,578
Transfers between funds .......................................     (72,724)         460,159
Redemptions ...................................................    (165,721)         (85,798)
Annuity benefits ..............................................          -                -
Annual contract maintenance charge (note 2) ...................        (511)            (405)
Contingent deferred sales charges (note 2) ....................        (363)            (243)
Adjustments to maintain reserves ..............................           1              (12)
                                                                   --------         --------
    Net equity transactions ...................................    (208,429)         449,279
                                                                   --------         --------

Net change in contract owners' equity .........................    (296,820)         554,103
Contract owners' equity beginning of period ...................     695,129          141,026
                                                                   --------         --------
Contract owners' equity end of period .........................    $398,309          695,129
                                                                   ========         ========

See accompanying notes to financial statements.

                          NATIONWIDE VARIABLE ACCOUNT-3

                          NOTES TO FINANCIAL STATEMENTS

                           DECEMBER 31, 1998 AND 1997


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         Nationwide Variable Account-3 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1987. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors may be utilized.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

         Contract owners in either the accumulation or the payout phase may invest in the following funds of the Van Kampen American Capital Life Investment Trust (Van Kampen American Capital LIT):

              Van Kampen American Capital LIT - Asset Allocation Fund
              Van Kampen American Capital LIT - Domestic Income Fund
              Van Kampen American Capital LIT - Emerging Growth Fund
              Van Kampen American Capital LIT - Enterprise Fund
              Van Kampen American Capital LIT - Global Equity Fund
              Van Kampen American Capital LIT - Government Fund
              Van Kampen American Capital LIT - Money Market Fund
              Van Kampen American Capital LIT - Morgan Stanley Real Estate
                                                   Securities Portfolio

         At December 31, 1998, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1998. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from the contract owner's contract value a contingent deferred sales charge, not to exceed 6% (3% after 36 months) of the lesser of the total of all purchase payments made within 72 months prior to the date of the request for surrender, or the amount surrendered. (For contracts issued in the State of New York, the contingent deferred sales charge will not exceed 7% of purchase payments, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for seven years.) No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: (a) an annual contract maintenance charge of up to $35, dependent upon contract type and issue date (up to $30, dependent upon contract type and issue date, for contracts issued in the State of New York), which is satisfied by surrendering units; and (b) a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

                          Independent Auditors' Report



The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Variable Account-3:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-3 as of December 31, 1998, and the related statements of operations and changes in contract owners' equity for each of the years in the two year period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Variable Account-3 as of December 31, 1998, and the results of its operations and its changes in contract owners' equity for each of the years in the two year period then ended in conformity with generally accepted accounting principles.

                                                                KPMG LLP

Columbus, Ohio
February 5, 1999

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